Quarterly Report
June 30, 2020
MFS®  Research Fund

Portfolio of Investments
6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace – 2.3%
Honeywell International, Inc.	448,211	$64,806,829
L3Harris Technologies, Inc.	233,654	39,644,074
Northrop Grumman Corp.	113,332	34,842,790
		$139,293,693
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	167,085	$29,231,521
Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	799,602	$78,400,976
Biotechnology – 0.9%
Illumina, Inc. (a)	146,628	$54,303,680
Brokerage & Asset Managers – 1.8%
Charles Schwab Corp.	2,013,951	$67,950,707
NASDAQ, Inc.	361,685	43,210,507
		$111,161,214
Business Services – 5.0%
Accenture PLC, “A”	252,385	$54,192,107
Fidelity National Information Services, Inc.	652,288	87,465,298
Fiserv, Inc. (a)	733,997	71,652,787
Global Payments, Inc.	338,161	57,358,869
Verisk Analytics, Inc., “A”	219,781	37,406,726
		$308,075,787
Cable TV – 2.2%
Charter Communications, Inc., “A” (a)	119,572	$60,986,503
Comcast Corp., “A”	1,905,523	74,277,286
		$135,263,789
Chemicals – 0.6%
FMC Corp.	344,266	$34,295,779
Computer Software – 12.1%
Adobe Systems, Inc. (a)	287,666	$125,223,886
Atlassian Corp. PLC, “A” (a)	125,961	22,706,990
Cadence Design Systems, Inc. (a)	557,493	53,497,028
Microsoft Corp. (s)	2,154,750	438,513,173
Salesforce.com, Inc. (a)	554,183	103,815,101
		$743,756,178
Computer Software - Systems – 3.9%
Apple, Inc.	452,795	$165,179,616
Constellation Software, Inc.	38,797	43,806,374
EPAM Systems, Inc. (a)	122,581	30,891,638
		$239,877,628
Construction – 3.2%
AZEK Co. LLC (a)	477,165	$15,202,477
D.R. Horton, Inc.	486,854	26,996,054
Masco Corp.	1,157,879	58,137,105
Otis Worldwide Corp.	494,185	28,099,359
Sherwin-Williams Co.	73,231	42,316,533

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Vulcan Materials Co.	229,082	$26,539,150
		$197,290,678
Consumer Products – 1.6%
Colgate-Palmolive Co.	718,545	$52,640,607
Kimberly-Clark Corp.	320,892	45,358,084
		$97,998,691
Electrical Equipment – 1.2%
HD Supply Holdings, Inc. (a)	807,288	$27,972,529
Sensata Technologies Holding PLC (a)	660,013	24,572,284
TE Connectivity Ltd.	253,575	20,679,041
		$73,223,854
Electronics – 2.7%
Intel Corp.	1,816,263	$108,667,015
NXP Semiconductors N.V.	513,704	58,582,804
		$167,249,819
Energy - Independent – 1.4%
ConocoPhillips	739,173	$31,060,049
Diamondback Energy, Inc.	240,162	10,043,575
Pioneer Natural Resources Co.	228,245	22,299,537
Valero Energy Corp.	355,457	20,907,981
		$84,311,142
Energy - Integrated – 0.7%
BP PLC, ADR	1,957,557	$45,650,229
Food & Beverages – 2.6%
Hostess Brands, Inc. (a)	839,322	$10,256,515
J.M. Smucker Co.	136,185	14,409,735
Mondelez International, Inc.	1,112,923	56,903,753
PepsiCo, Inc.	606,445	80,208,415
		$161,778,418
Food & Drug Stores – 1.3%
Wal-Mart Stores, Inc.	655,612	$78,529,205
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	88,376	$7,576,475
Wyndham Hotels & Resorts, Inc.	418,194	17,823,428
		$25,399,903
General Merchandise – 1.1%
Dollar General Corp.	354,836	$67,599,806
Health Maintenance Organizations – 1.9%
Cigna Corp.	341,066	$64,001,035
Humana, Inc.	133,316	51,693,279
		$115,694,314
Insurance – 2.9%
AON PLC	489,650	$94,306,590
Chubb Ltd.	438,685	55,546,295
Reinsurance Group of America, Inc.	329,165	25,819,702
		$175,672,587

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 6.4%
Alphabet, Inc., “A” (a)(s)	159,705	$226,469,675
Facebook, Inc., “A” (a)(s)	724,668	164,550,363
		$391,020,038
Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	554,035	$73,160,322
Machinery & Tools – 1.5%
Ingersoll Rand, Inc. (a)	1,035,002	$29,104,256
Roper Technologies, Inc.	130,170	50,539,804
Trane Technologies PLC	147,760	13,147,685
		$92,791,745
Major Banks – 2.7%
Bank of America Corp.	2,544,206	$60,424,893
Goldman Sachs Group, Inc.	434,160	85,798,699
PNC Financial Services Group, Inc.	203,864	21,448,531
		$167,672,123
Medical & Health Technology & Services – 1.8%
ICON PLC (a)	217,873	$36,702,885
McKesson Corp.	248,979	38,198,358
PRA Health Sciences, Inc. (a)	158,155	15,386,900
Quest Diagnostics, Inc.	173,409	19,761,690
		$110,049,833
Medical Equipment – 4.9%
Becton, Dickinson and Co.	262,308	$62,762,435
Boston Scientific Corp. (a)	1,388,284	48,742,651
Danaher Corp.	507,597	89,758,378
Medtronic PLC	766,945	70,328,857
STERIS PLC	209,212	32,101,489
		$303,693,810
Natural Gas - Distribution – 0.4%
Sempra Energy	199,100	$23,340,493
Natural Gas - Pipeline – 0.4%
Enterprise Products Partners LP	1,300,605	$23,631,993
Network & Telecom – 0.7%
Equinix, Inc., REIT	57,752	$40,559,230
Oil Services – 0.1%
Core Laboratories N.V.	217,617	$4,421,977
Other Banks & Diversified Financials – 5.0%
Northern Trust Corp.	524,522	$41,615,575
Truist Financial Corp.	1,718,521	64,530,464
U.S. Bancorp	914,532	33,673,068
Visa, Inc., “A”	863,044	166,714,210
		$306,533,317
Pharmaceuticals – 5.0%
Eli Lilly & Co.	417,563	$68,555,493
Johnson & Johnson	799,275	112,402,043
Merck & Co., Inc.	960,763	74,295,803

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Zoetis, Inc.	394,004	$53,994,308
		$309,247,647
Railroad & Shipping – 1.5%
Canadian Pacific Railway Ltd.	197,598	$50,454,673
Kansas City Southern Co.	285,453	42,615,279
		$93,069,952
Real Estate – 1.2%
Public Storage, Inc., REIT	197,145	$37,830,154
STORE Capital Corp., REIT	1,498,802	35,686,476
		$73,516,630
Restaurants – 1.4%
Starbucks Corp.	975,213	$71,765,925
Texas Roadhouse, Inc.	325,928	17,134,035
		$88,899,960
Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	80,003	$19,317,525
DuPont de Nemours, Inc.	906,348	48,154,269
		$67,471,794
Specialty Stores – 7.4%
Amazon.com, Inc. (a)	124,288	$342,888,220
Ross Stores, Inc.	520,993	44,409,444
Target Corp.	547,110	65,614,902
		$452,912,566
Telecommunications - Wireless – 2.2%
American Tower Corp., REIT	348,969	$90,222,445
T-Mobile USA, Inc. (a)	443,670	46,208,231
		$136,430,676
Tobacco – 0.6%
Philip Morris International, Inc.	536,987	$37,621,309
Utilities - Electric Power – 2.7%
American Electric Power Co., Inc.	375,869	$29,934,207
CMS Energy Corp.	474,801	27,737,874
Duke Energy Corp.	414,033	33,077,096
FirstEnergy Corp.	853,337	33,092,409
NextEra Energy, Inc.	169,656	40,746,282
		$164,587,868
Total Common Stocks		$6,124,692,174
	Strike Price	First Exercise
Rights – 0.0%
Telecommunications - Wireless – 0.0%
T-Mobile USA, Inc. (1 share for 20 rights, Expiration 8/10/20) (a)	$103	6/24/20	186,794	$31,382

Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.17% (v)	37,905,265	$37,909,055

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Securities Sold Short – (0.5)%
Medical & Health Technology & Services – (0.2)%
Healthcare Services Group, Inc.	(403,047)	$(9,858,530)
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(116,649)	$(19,521,210)
Total Securities Sold Short		$(29,379,740)

Other Assets, Less Liabilities – 0.1%		7,610,089
Net Assets – 100.0%		$6,140,862,960
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,909,055 and $6,124,723,556, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2020, the fund had cash collateral of $785,367 and other liquid securities with an aggregate value of $72,186,852 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,124,723,556	$—	$—	$6,124,723,556
Mutual Funds	37,909,055	—	—	37,909,055
Total	$6,162,632,611	$—	$—	$6,162,632,611
Securities Sold Short	$(29,379,740)	$—	$—	$(29,379,740)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$89,761,455	$481,586,404	$533,434,122	$(7,427)	$2,745	$37,909,055
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$492,292	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.